Employee Benefits - Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate (Detail) - Discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Japanese plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	¥ 99,814	¥ 110,540
Effects on defined benefit obligations from a increase in the discount rate	88,788	97,949
Foreign plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effects on defined benefit obligations from a decrease in the discount rate	103,059	103,305
Effects on defined benefit obligations from a increase in the discount rate	¥ 91,523	¥ 91,314